Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Assets
a)	Other assets

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
Financial (1)	46,718	12,850	59,568	41,648	12,269	53,917
Receivables from credit card issuers	32,073	—	32,073	26,124	—	26,124
Insurance and reinsurance operations	1,224	10	1,234	1,306	14	1,320
Deposits in guarantee for contingent liabilities (Note 32)	1,520	11,892	13,412	2,118	11,144	13,262
Deposits in guarantee for foreign borrowing program	639	—	639	893	—	893
Negotiation and intermediation of securities	6,202	18	6,220	6,770	—	6,770
Receivables from reimbursement of contingent liabilities (Note 32c)	244	821	1,065	258	870	1,128
Receivables from services provided	2,842	1	2,843	2,510	—	2,510
Amounts receivable from FCVS – Salary Variations Compensation Fund (2)	1	105	106	7	234	241
Operations without credit granting characteristics	1,973	3	1,976	1,662	7	1,669
Non-financial	8,633	1,820	10,453	7,804	2,223	10,027
Prepaid expenses	2,432	643	3,075	2,101	687	2,788
Retirement plan assets (Notes 29c and d)	—	1,067	1,067	—	1,113	1,113
Sundry domestic	2,642	—	2,642	1,634	32	1,666
Premiums from loan operations	240	77	317	531	319	850
Sundry foreign	1,847	29	1,876	1,776	65	1,841
Other	1,472	4	1,476	1,762	7	1,769

(1)	There were no impairment losses for other financial assets in these periods.
(2)	The Salary Variation Compensation Fund – FCVS was established through Resolution No. 25, of June 16, 1967, of the Board of the former BNH (National Housing Bank), and its purpose is to settle balances remaining after the end of real estate financing contracted up to March 1990, relating to agreements financed under the SFH (National Housing System), and provided that they are covered by FCVS.

Summary of Other Liabilities
b)	Other liabilities

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
Financial	77,598	15	77,613	71,798	34	71,832
Credit card operations	71,892	—	71,892	58,920	—	58,920
Foreign exchange portfolio	197	—	197	620	—	620
Negotiation and intermediation of securities	4,606	15	4,621	10,538	—	10,538
Finance leases (Note 14a)	4	—	4	26	—	26
Funds from consortia participants	102	—	102	84	—	84
Other	797	—	797	1,610	34	1,644
Non-financial	24,381	1,980	26,361	25,968	1,142	27,110
Collection and payment of taxes and contributions	325	—	325	297	—	297
Sundry creditors—domestic	2,009	143	2,152	2,488	117	2,605
Funds in transit	8,800	989	9,789	10,214	190	10,404
Provision for sundry payments	1,721	135	1,856	2,007	203	2,210
Social and statutory	4,931	137	5,068	5,541	35	5,576
Related to insurance operations	167	—	167	224	—	224
Liabilities for official agreements and rendering of payment services	985	—	985	864	—	864
Provision for retirement plan benefits (Note 29c and e)	197	525	722	201	548	749
Personnel provision	1,496	51	1,547	1,352	49	1,401
Provision for health insurance	842	—	842	742	—	742
Provision for Citibank integration expenditures	504	—	504	—	—	—
Deferred income	2,326	—	2,326	1,975	—	1,975
Other	78	—	78	63	—	63